Financial Instruments - Schedule of Financial Assets (Liabilities) Measured at Fair Value (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024
Level 1 [Member]
Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Derivatives instruments
Contingent consideration
Level 2 [Member]
Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Derivatives instruments	(154)	49	(91)
Contingent consideration
Level 3 [Member]
Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Derivatives instruments
Contingent consideration	$ (24,216)	$ (23,566)	$ (24,115)